Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of share-based payment arrangement, expensed and capitalized amount

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Cost of revenues	732	319	220
Sales and marketing	3,060	896	706
Research and development	1,419	404	281
General and administrative	5,806	4,694	3,702
Effect on net income	11,017	6,313	4,909

Schedule of Share-based payment award, valuation assumptions

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Expected dividend yield (%)	—	—	—
Expected volatility (%)	27.8	26.4	23.5
Risk-free rate (%)	0.7	0.7	1.4
Expected option life (years)	5	5	5

Schedule of the stock option activity

			Weighted-	Aggregate
	Number of	Weighted-	Average	Intrinsic
	Stock	Average	Remaining	Value
	Options	Exercise	Contractual	(in
	Outstanding	Price	Life (years)	millions)
Balance at January 31, 2020	1,127,822	$26.82	4.6	$20.2
Granted	381,859	$41.51
Exercised	(338,342)	$18.43
Forfeited	(23,619)	$33.88
Balance at January 31, 2021	1,147,720	$33.77	4.9	$28.1
Granted	271,025	$65.03
Exercised	(90,166)	$29.38
Forfeited	(9,300)	$53.94
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5

Vested or expected to vest at January 31, 2022	1,319,279	$42.35	4.4	$41.5

Exercisable at January 31, 2022	856,426	$36.91	3.9	$31.6

Schedule of share-based payment arrangement, option, exercise price range

	Options Outstanding			Options Exercisable
			Weighted
	Weighted		Average	Weighted
	Average	Number of	Remaining	Average	Number of
	Exercise	Stock	Contractual	Exercise	Stock
Range of Exercise Prices	Price	Options	Life (years)	Price	Options
$19.78 – $23.86	$22.55	176,500	1.9	$22.55	176,500
$27.39 – $29.08	$29.08	191,754	3.2	$29.08	176,417
$40.22 – $52.38	$40.69	618,325	4.7	$40.60	414,713
$56.63 – $78.55	$63.59	332,700	6.1	$63.79	88,796
	$42.35	1,319,279	4.4	$36.91	856,426

Schedule of Non vested share activity

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2020	409,653	$8.03
Granted	381,859	$10.19
Vested	(266,238)	$8.19
Forfeited	(23,619)	$4.87
Balance at January 31, 2021	501,655	$9.52
Granted	271,025	$16.77
Vested	(300,527)	$11.42
Forfeited	(9,300)	$13.54
Balance at January 31, 2022	462,853	$13.16

Schedule of Share-based payment arrangement, performance shares, outstanding activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	PSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2020	629,874	$21.19	5.0	$28.2
Granted	85,334	$54.24
Performance units issued	40,665	$29.08
Balance at January 31, 2021	755,873	$25.17	4.7	$44.0
Granted	77,441	$88.11
Performance units issued	44,296	$36.63
Exercised	(100,072)	$9.66
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4

Vested or expected to vest at January 31, 2022	777,538	$35.76	4.8	$57.4

Exercisable at January 31, 2022	561,034	$23.15	3.6	$41.4

Schedule of restricted stock and restricted stock unit activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	RSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2020	374,677	$16.57	5.0	$16.8
Granted	57,518	$43.25
Balance at January 31, 2021	432,195	$19.98	4.7	$25.2
Granted	50,099	$65.33
Exercised	(71,314)	$7.14
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3

Vested or expected to vest at January 31, 2022	410,980	$29.17	5.0	$30.3

Exercisable at January 31, 2022	355,765	$24.62	4.4	$26.3

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2020	42,727	1.6
Granted	26,629
Vested and settled in cash	(30,480)
Forfeited	(248)
Balance at January 31, 2021	38,628	1.5
Granted	12,776
Vested and settled in cash	(26,755)
Forfeited	(221)
Balance at January 31, 2022	24,428	1.4

Non-vested at January 31, 2022	24,428	1.4